Debt and Credit Facilities (Narrative) (Details) (USD $)	12 Months Ended					12 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 3.5% Senior Notes Due 2023 [Member]	May 31, 2012 3.75% Senior Notes Due 2022 [Member]	Dec. 31, 2012 5.375% Senior Notes Due November 2012 [Member]	May 31, 2012 5.375% Senior Notes Due November 2012 [Member]	Dec. 31, 2013 Revolving Credit Facility [Member] 2011 Motorola Solutions Credit Agreement [Member]
Line of Credit Facility [Line Items]
Debt Instrument face principal amount				$ 600,000,000	$ 750,000,000
Debt instrument stated interest rate (percent)				3.50%	3.75%		5.375%
Net proceeds from issuance of debt				588,000,000
Long-term debt, Gross	2,440,000,000	1,834,000,000					400,000,000
Debt redemption aggregate purchase price						408,000,000
Loss from the extinguishment of long term debt	0	6,000,000	81,000,000			6,000,000
Long-term maturities during 2014	20,000,000
Long-term maturities during 2015	5,000,000
Long-term maturities during 2016	6,000,000
Long-term maturities during 2017	406,000,000
Long-term maturities during 2018	6,000,000
Unsecured syndicated revolving credit facility								$ 1,500,000,000
Line of credit expiration date								Jun. 30, 2014
Daily average basis points used for assessed commitment fee								0.0025